Shareholders' Equity - Characteristics of BSPCE share warrants plans (Details)	1 Months Ended	12 Months Ended
	Jan. 20, 2018 item	Dec. 31, 2020 € / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted			10,000
BSPCE plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share warrants outstanding		88	88	362
Number of share per warrant		100
Number of bonus shares granted | item	180,300
BSPCE 2013-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share per warrant		100
Number of bonus shares granted		9,027
BSPCE exercise price () | € / shares		€ 58.50